Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Summary of Inventories

	June 30, 2025	December 31, 2024
Raw materials and consumables	12,551	12,565
Finished goods	53,300	53,037
Total	65,851	65,602